Business Combination - Schedule of Recognized Goodwill as a Result of Business Combination (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [Line Items]
Add: Non-controllinginterests	₩ 194		₩ 732	₩ (4,022)
SG Safety Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Purchase consideration	27,544	₩ 27,570
Less: Fair value of identifiable net assets	12,126
Goodwill	15,418
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Purchase consideration	8,160
Less: Fair value of identifiable net assets	4,874
Goodwill	3,286
KTMOS Nambu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Purchase consideration	6,310
Add: Non-controllinginterests	101
Less: Fair value of identifiable net assets	5,809
Goodwill	602
CJ Digital Music Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Purchase consideration	50,948
Less: Fair value of identifiable net assets	2,558
Goodwill	₩ 48,390